Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Balance at beginning of year	$ 46,233	$ 46,806
Additions	48,594	17
PBS acquisition adjustment		(590)
Balance at end of year	$ 94,827	$ 46,233